Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Companies (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	$ 46,950	$ 16,369
Receivables from related companies, Non-Current	32	847
Current accounts payable to related parties	597,122	494,511
Non-current accounts payable to related companies	144,391
Accounts payable to related companies, Non-Current	144,391
Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	3,271	2,552
Current accounts payable to related parties	167,003	6,273
Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	716	678
Current accounts payable to related parties	2,652	1,832
Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	3,566	3,418
Current accounts payable to related parties	236,546	257,476
Non-current accounts payable to related companies	144,391
Accounts payable to related companies, Non-Current	144,391
U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	547	1,209
Current accounts payable to related parties	152,956	211,872
Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	29	237
Receivables from related companies, Non-Current	32	68
Current accounts payable to related parties	177	247
Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	36,341	4,392
Receivables from related companies, Non-Current		779
Current accounts payable to related parties	36,145	14,844
Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	2,480	3,883
Current accounts payable to related parties	1,643	1,967
Trade Receivables [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	46,950	16,369
Receivables from related companies, Non-Current	32	847
Trade Receivables [Member] | Endesa Energía S.A. [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	46	53
Trade Receivables [Member] | Endesa Energía S.A. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		81
Trade Receivables [Member] | Endesa Operaciones y Servicios Comerciales [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	86	115
Trade Receivables [Member] | SACME [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	7	13
Receivables from related companies, Non-Current	32	68
Trade Receivables [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	802	746
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	2,377	1,792
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	7
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	430	882
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		97
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	222	46
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		254
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		38
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,003	1,027
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	243	421
Trade Receivables [Member] | Energía Nueva Energía Limpia Mexico S.R.L [Member] | Other Services [Member] | MEXICO | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	33	37
Trade Receivables [Member] | Enel Green Power Colombia [Member] | Other Services [Member] | Colombia | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	709	675
Trade Receivables [Member] | Enel Iberia Srl [Member] | Other Services [Member] | Spain | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		29
Trade Receivables [Member] | Enel Iberia Srl [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,289	1,288
Trade Receivables [Member] | Enel Distribuzione [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	16	17
Trade Receivables [Member] | Enel Distribuzione [Member] | Other Services [Member] | ITALY | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		4
Trade Receivables [Member] | Enel Green Power Argentina [[Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		101
Trade Receivables [Member] | Enel Generación Chile S.A. | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	92	15
Trade Receivables [Member] | Enel Generación Chile S.A. | Other Services [Member] | Chile | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	22	22
Trade Receivables [Member] | Proyectos Y Soluciones Renovables S.A.C [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	133	501
Trade Receivables [Member] | Enel Golbal Thermal Generation SRL [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	102	47
Trade Receivables [Member] | Enel Golbal Thermal Generation SRL [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	105	67
Trade Receivables [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	2	2
Trade Receivables [Member] | Enel Green Power SPA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	265	188
Trade Receivables [Member] | Energética Monzon S.A.C [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		445
Trade Receivables [Member] | Enel Green Power Perú (USD) [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	2,271	2,853
Trade Receivables [Member] | Enel Green Power Perú (USD) [Member] | Energy Sales [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		8
Trade Receivables [Member] | Enel X S.R.L [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		145
Trade Receivables [Member] | Enel Global Infrastructure And Network [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	543	119
Trade Receivables [Member] | Enel North America Inc. [Member] | Other Services [Member] | UNITED STATES | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	93
Trade Receivables [Member] | Enel North America Inc. [Member] | Other Services [Member] | UNITED STATES | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	43	41
Trade Receivables [Member] | Grupo Enel Green Power Brasil Participações Ltda [Member] | Other Services [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	3,208	2,684
Trade Receivables [Member] | Grupo Enel Green Power Brasil Participações Ltda [Member] | Energy Sales [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	32,544	1,122
Receivables from related companies, Non-Current		779
Trade Receivables [Member] | Grupo Enel Green Power Brasil Participações Ltda [Member] | Tolls | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	17	15
Trade Receivables [Member] | Enel Global Trading SPA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1	36
Trade Receivables [Member] | Enel X Argentina S.A.U. [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	22
Trade Receivables [Member] | E-Distributie Muntenia [Member] | Other Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	58
Trade Receivables [Member] | Electric Motor Werks, Inc. [Member] | Other Services [Member] | UNITED STATES | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	141
Trade Receivables [Member] | Endesa España [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	18	18
Trade Receivables [Member] | Enel X North America [Member] | Other Services [Member] | UNITED STATES | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		325
Accounts Payable [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	597,122	494,511
Non-current accounts payable to related companies	144,391
Accounts payable to related companies, Non-Current	144,391
Accounts Payable [Member] | Endesa Energía S.A. [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	318	122
Accounts Payable [Member] | Endesa Energía S.A. [Member] | Other Services [Member] | Spain | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		87
Accounts Payable [Member] | SACME [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	163	229
Accounts Payable [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	345	205
Accounts Payable [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	766	902
Accounts Payable [Member] | Endesa Generacion S.A. | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	217	221
Accounts Payable [Member] | Endesa Generacion S.A. | Other Services [Member] | Spain | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	8	11
Accounts Payable [Member] | Endesa Generacion S.A. | Engineering services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	25
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,126	3,518
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,583	3,237
Accounts Payable [Member] | Enel Chile S A [Member] | IT services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	631	806
Accounts Payable [Member] | Enel S.p.A. [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	51,334	50,841
Accounts Payable [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	9,063	8,504
Accounts Payable [Member] | Enel S.p.A. [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	3,417
Accounts Payable [Member] | Enel S.p.A. [Member] | Dividends [Member] | ITALY | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	160,914	277,267
Accounts Payable [Member] | Enel Green Power Colombia [Member] | Other Services [Member] | Colombia | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	16	7
Accounts Payable [Member] | Enel Green Power Colombia [Member] | Energy Purchases [Member] | Colombia | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,637	1,549
Accounts Payable [Member] | Enel Iberia Srl [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,394	1,295
Accounts Payable [Member] | Enel Iberia Srl [Member] | Other Services [Member] | Spain | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		223
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	4	11,695
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,129	30,186
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,547	11,702
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Purchase Of Materials | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,501
Accounts Payable [Member] | Enel Latinoamerica S.A. [Member] | Dividends [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		18
Accounts Payable [Member] | Enel Produzione [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	7,113	1,424
Accounts Payable [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		63
Accounts Payable [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,321	9,934
Accounts Payable [Member] | Enel Produzione [Member] | Engineering services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,978	4,883
Accounts Payable [Member] | Enel Generación Chile S.A. | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	780	412
Accounts Payable [Member] | Enel Generación Chile S.A. | Other Services [Member] | Chile | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		212
Accounts Payable [Member] | Enel Generación Chile S.A. | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	240	272
Accounts Payable [Member] | Enel Generación Chile S.A. | Engineering services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,777	945
Accounts Payable [Member] | Enel Generación Chile S.A. | Engineering services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		552
Accounts Payable [Member] | Yacylec S.A. [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	11
Accounts Payable [Member] | Proyectos Y Soluciones Renovables S.A.C [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	220	141
Accounts Payable [Member] | Enel Golbal Thermal Generation SRL [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	15,279	3,581
Accounts Payable [Member] | Enel Golbal Thermal Generation SRL [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	892	547
Accounts Payable [Member] | Enel Golbal Thermal Generation SRL [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	6,755
Accounts Payable [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	430	387
Accounts Payable [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	4
Accounts Payable [Member] | Enel Green Power SPA [Member] | Technical Services [Member] | ITALY | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	8,196	4,434
Accounts Payable [Member] | Enel Green Power SPA [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	629	506
Accounts Payable [Member] | Enel Green Power SPA [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	942
Accounts Payable [Member] | Energética Monzon S.A.C [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	24
Accounts Payable [Member] | Enel Green Power Perú (USD) [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	70	153
Accounts Payable [Member] | Enel Green Power Perú (USD) [Member] | Energy Purchases [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,328	1,672
Accounts Payable [Member] | Enel X S.R.L [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	3,685	2,830
Accounts Payable [Member] | Enel X S.R.L [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	3,702	336
Accounts Payable [Member] | Enel X S.R.L [Member] | Other Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	67	57
Accounts Payable [Member] | Enel X S.R.L [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	252
Accounts Payable [Member] | Enel Sole [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,116	1,259
Accounts Payable [Member] | Enel Global Infrastructure And Network [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	31,107	33,938
Accounts Payable [Member] | Enel Global Infrastructure And Network [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,348	2,167
Accounts Payable [Member] | Enel Global Infrastructure And Network [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		1,117
Accounts Payable [Member] | Enel Global Infrastructure And Network [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	16,858
Accounts Payable [Member] | Cesi S.p.A. [Member] | Engineering services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	52	48
Accounts Payable [Member] | Enel Finance International NV (*) [Member] | Other Services [Member] | Holland | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	745
Accounts Payable [Member] | Enel Finance International NV (*) [Member] | Loans Payable [Member] | Holland | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	150,269
Accounts Payable [Member] | Enel Finance International NV (*) [Member] | Loans Payable [Member] | Holland | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	145
Non-current accounts payable to related companies	144,391
Accounts payable to related companies, Non-Current	144,391
Accounts Payable [Member] | Grupo Enel Green Power Brasil Participações Ltda [Member] | Other Services [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,182	931
Accounts Payable [Member] | Grupo Enel Green Power Brasil Participações Ltda [Member] | Energy Purchases [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	33,395	12,577
Accounts Payable [Member] | Enel Global Trading SPA [Member] | Technical Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	3,967	2,350
Accounts Payable [Member] | Enel Global Trading SPA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	304	1,462
Accounts Payable [Member] | Enel Global Trading SPA [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	785
Accounts Payable [Member] | Enel Global Services S.R.L [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	12,885
Accounts Payable [Member] | Enel Global Services S.R.L [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	34,999
Accounts Payable [Member] | Enel Global Services S.R.L [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	6,110
Accounts Payable [Member] | Servizio Elettrico Nazionale SpA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	146
Accounts Payable [Member] | Enel X Argentina S.A.U. [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	3
Accounts Payable [Member] | Electric Motor Werks, Inc. [Member] | Other Services [Member] | UNITED STATES | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	510
Accounts Payable [Member] | E-Distribuzione SPA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	54	212
Accounts Payable [Member] | Endesa España [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,586	1,958
Accounts Payable [Member] | Edistribución Redes Digitales, S.L. [Member] | Technical Services [Member] | Spain | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	18	23
Accounts Payable [Member] | Edistribución Redes Digitales, S.L. [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	704	464
Accounts Payable [Member] | Enel X North America [Member] | Other Services [Member] | UNITED STATES | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	$ 1	38
Accounts Payable [Member] | Enel X Chile SPA [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		$ 1